Company Movement of Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ 4,446	$ 4,409	$ 4,538
Profit for the year	(1,523)	2,033	1,875
Other comprehensive income/(expense)	16	16	(12)
Comprehensive (expense)/income	(1,507)	2,049	1,863
Exercise of share options	6	28	23
Transfer to share premium upon exercise of share options	0	0	0
Forfeiture of share options	0	0	0
Share-based compensation of the Company	9	14	14
Dividends to equity holders of the Company	(1,025)	(2,054)	(2,053)
Ending balance	1,929	4,446	4,409
Capital reserve
Beginning balance	87	87	87
Ending balance	87	87	87
Share premium
Beginning balance	1,491	1,457	1,428
Exercise of share options	6	28	23
Transfer to share premium upon exercise of share options	1	6	6
Ending balance	1,498	1,491	1,457
Share-based compensation reserves
Beginning balance	97	92	88
Transfer to share premium upon exercise of share options	(1)	(6)	(6)
Forfeiture of share options	(8)	(3)	(4)
Share-based compensation of the Company	9	14	14
Ending balance	97	97	92
Currency translation reserve
Beginning balance	(12)	(28)	(16)
Other comprehensive income/(expense)	16	16	(12)
Comprehensive (expense)/income	16	16	(12)
Ending balance	4	(12)	(28)
Retained earnings
Beginning balance	2,696	2,714	2,864
Profit for the year	(1,523)	2,033	1,875
Comprehensive (expense)/income	(1,523)	2,033	1,875
Forfeiture of share options	8	3	4
Dividends to equity holders of the Company	(1,025)	(2,054)	(2,053)
Ending balance	156	2,696	2,714
Parent Company [Member]
Beginning balance	1,819
Ending balance	1,932	1,819
Parent Company [Member] | Reserves [Member]
Beginning balance	1,738	1,954	1,782
Profit for the year	1,120	1,792	2,192
Other comprehensive income/(expense)	3	4	(4)
Comprehensive (expense)/income	1,123	1,796	2,188
Exercise of share options	6	28	23
Share-based compensation of the Company	9	14	14
Dividends to equity holders of the Company	(1,025)	(2,054)	(2,053)
Ending balance	1,851	1,738	1,954
Parent Company [Member] | Capital reserve
Beginning balance	106	106	106
Ending balance	106	106	106
Parent Company [Member] | Share premium
Beginning balance	1,491	1,457	1,428
Exercise of share options	6	28	23
Transfer to share premium upon exercise of share options	1	6	6
Ending balance	1,498	1,491	1,457
Parent Company [Member] | Share-based compensation reserves
Beginning balance	58	53	49
Transfer to share premium upon exercise of share options	(1)	(6)	(6)
Forfeiture of share options	(8)	(3)	(4)
Share-based compensation of the Company	9	14	14
Ending balance	58	58	53
Parent Company [Member] | Currency translation reserve
Beginning balance	(14)	(18)	(14)
Other comprehensive income/(expense)	3	4	(4)
Comprehensive (expense)/income	3	4	(4)
Ending balance	(11)	(14)	(18)
Parent Company [Member] | Retained earnings
Beginning balance	97	356	213
Profit for the year	1,120	1,792	2,192
Comprehensive (expense)/income	1,120	1,792	2,192
Forfeiture of share options	8	3	4
Dividends to equity holders of the Company	(1,025)	(2,054)	(2,053)
Ending balance	$ 200	$ 97	$ 356